NON-CONTROLLING INTEREST (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jan. 02, 2023	Jun. 30, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued	123,252,235	132,035,294	123,252,235	0	110,840,998
Common stock, shares outstanding	123,252,235	132,035,294	123,252,235	0	110,840,998
Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Options exercisable price	$ 0.08849
Stock issued during period shares exercise of options	16,782,189
Stock issued during period shares cash les exercise of options	15,594,189
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued	30,000,000	30,000,000			30,000,000
Common stock, shares outstanding	19,650,000	19,650,000			19,650,000
Pharmalectin, Inc. [Member] | Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding	15,000,000	15,000,000			15,000,000
Percentage of oustanding shares	76.00%
Pharmalectin, Inc. [Member] | Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding	4,650,000	4,650,000
Options outstanding	4,500,000	4,500,000
Options exercisable price	$ 0.33